SHARE CAPITAL (Details Narrative) - CAD ($)				1 Months Ended		12 Months Ended
	Oct. 10, 2024	Jun. 14, 2024	Dec. 07, 2023	Sep. 26, 2024	Jun. 23, 2023	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Common shares issued and fully paid						1,079,863,747	916,414,375
Risk-free rate						3.50%	3.25%
Aggregate gross proceeds	$ 7,353,000	$ 6,950,000	$ 10,833,000	$ 8,050,000	$ 5,000,000
Issued an aggregate of flow-through units	54,463,706	31,212,121			18,518,519
Issued an aggregate of Quebec flow-through units		10,000,000
Issued an aggregate of bought deal unit				59,629,800
Volatility rate						57.20%	65.06%
FT shares price per share	$ 0.135	$ 0.165	$ 0.125		$ 0.27
Quebec FT shares price per share		$ 0.18
Bought deal units price per share				$ 0.135
Paid issuance costs	$ 149,000			$ 887,000
Amount of share capital	$ 813,000	$ 4,741,000	$ 9,378,000	6,330,000	$ 2,789,000
Exercise price			$ 0.20
Remaining share issuance cost		$ 1,798,000			1,759,000
Stock options granted						26,907,500	16,960,000
Stock options granted fair value						$ 1,521,000	$ 1,695,000
Unvested Options						13,247,500	8,348,750
Unvested stock options fair value Grant						$ 752,000	$ 833,300
Warrant fair value			$ 1,065,000	$ 833,000	$ 324,000
Common share issued unit			86,661,000
Share-based payments expense						1,619,000	$ 1,592,000
Stock options
Statement [Line Items]
Share-based payments expense						1,387,000
Performance Share Units
Statement [Line Items]
Share-based payments expense						$ 416,000
Shares granted						5,650,000	4,900,000
Restricted Share Units
Statement [Line Items]
Granted shares						8,422,115	2,817,045
Common share issued unit						1,094,168	763,330
Share-based payments expense						$ 466,000
Aggregate settlement value						274,000	$ 250,000
Deferred Share Units D S Us [Member]
Statement [Line Items]
Share-based payments expense						$ 47,000
Shares granted						400,000	450,000
Non-Brokered Private Placement Financing [Member]
Statement [Line Items]
Exercise price	$ 0.20		$ 0.20	$ 0.20	$ 0.27
Time to expiration	3 years		3 years	3 years	3 years
Risk-free rate	3.11%		3.59%	2.90%	3.74%
Volatility rate	53.66%		48.69%	53.61%	48.33%
Share price assumption				$ 0.135
Dividend yield				0.00%